Initial Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3 — INITIAL PUBLIC OFFERING

On March 18, 2021, the Company sold 30,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share, and one-fifth of one redeemable Public Warrant. Each whole Public Warrant entitles the holder thereof to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 6).

On April 14, 2021, the Company sold an additional 1,921,634 Units at a purchase price of $10.00 per Unit, each consisting of one Class A ordinary share and one-fifth of one redeemable Public Warrant.

All of the 31,921,634 Class A ordinary share sold as part of the Units in the Initial Public Offering contain a Redemption feature which allows for the Redemption of such Public Shares in connection with the Company’s liquidation, if there is a shareholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s certificate of incorporation. In accordance with SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, Redemption provisions not solely within the control of the Company require Ordinary Shares subject to Redemption to be classified outside of permanent equity.

The Class A ordinary share is subject to SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either accrete changes in the Redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest Redemption date of the instrument or to recognize changes in the Redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the Redemption value at the end of each reporting period. The Company recognizes changes in Redemption value immediately as they occur. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to Redemption amount value. The change in the carrying value of redeemable Ordinary Shares resulted in charges against additional paid-in capital and accumulated deficit.

NOTE 3 — INITIAL PUBLIC OFFERING

On March 18, 2021, the Company sold 30,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share, and one-fifth of one redeemable Public Warrant. Each whole Public Warrant entitles the holder thereof to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 6).

On April 14, 2021, the Company sold an additional 1,921,634 Units at a purchase price of $10.00 per Unit, each consisting of one Class A ordinary share and one-fifth of one redeemable Public Warrant.

All of the 31,921,634 Class A ordinary share sold as part of the Units in the Initial Public Offering contain a Redemption feature which allows for the Redemption of such Public Shares in connection with the Company’s liquidation, if there is a shareholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s certificate of incorporation. In accordance with SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, Redemption provisions not solely within the control of the Company require Ordinary Shares subject to Redemption to be classified outside of permanent equity.

The Class A ordinary share is subject to SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either accrete changes in the Redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest

Redemption date of the instrument or to recognize changes in the Redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the Redemption value at the end of each reporting period. The Company recognizes changes in Redemption value immediately as they occur. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to Redemption amount value. The change in the carrying value of redeemable Ordinary Shares resulted in charges against additional paid-in capital and accumulated deficit.